iShares
®
MSCI Kuwait ETF
Schedule of Investments
(unaudited)
May 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Air Freight & Logistics  — 1.7%
Agility Public Warehousing Co. KSCC ........... 2,719,829 $ 1,172,358
a
Banks  — 60.3%
Al Ahli Bank of Kuwait KSCP ................. 2,226,412 1,992,599
Boubyan Bank KSCP ...................... 24,222 51,256
Burgan Bank SAK ........................ 1,692,340 1,071,345
Gulf Bank KSCP ......................... 2,615,851 2,958,151
Kuwait Finance House KSCP ................. 6,151,515 15,501,150
Kuwait International Bank KSCP ............... 1,431,481 1,234,791
Kuwait Projects Co. Holding KSCP
(a)
............ 3,634,400 939,425
National Bank of Kuwait SAKP ................ 5,780,544 15,882,718
Warba Bank KSCP ........................ 3,035,566 2,733,846
42,365,281
a
Capital Markets  — 3.1%
Boursa Kuwait Securities Co. KPSC ............ 170,045 1,687,961
Noor Financial Investment Co. KSC ............ 376,448 496,254
2,184,215
a
Chemicals  — 2.0%
Boubyan Petrochemicals Co. KSCP ............ 656,797 1,397,691
a
Construction & Engineering  — 0.5%
Combined Group Contracting Co. SAK .......... 116,252 356,832
a
Construction Materials  — 0.1%
National Industries Co. KSC ................. 84,406 74,724
a
Consumer Finance  — 1.1%
Arzan Financial Group for Financing & Investment
KPSC ............................... 614,835 748,927
a
Diversified Consumer Services  — 1.7%
Humansoft Holding Co. KSC ................. 159,795 1,228,797
a
Electrical Equipment  — 1.5%
Gulf Cables & Electrical Industries Group Co. KSCP . 160,020 1,068,027
a
Energy Equipment & Services  — 0.6%
Heavy Engineering & Ship Building Co. KSCP ..... 167,920 393,338
a
Financial Services  — 2.3%
A'ayan Leasing & Investment Co. KSCP ......... 731,123 651,987
Alimtiaz Group holding company KSCP
(a)
......... 1,632,183 352,998
National Investments Co. KSCP ............... 743,317 622,033
1,627,018
a
Food Products  — 0.8%
Mezzan Holding Co. KSCC .................. 145,021 549,189
a
Security Shares Value
a
Hotels, Restaurants & Leisure  — 0.3%
IFA Hotels & Resorts-KPSC
(a)
................. 83,896 $ 225,863
a
Independent Power and Renewable Electricity Producers  — 0.6%
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour
Power Plant KSC ....................... 885,054 396,622
a
Industrial Conglomerates  — 3.1%
National Industries Group Holding SAK .......... 2,868,518 2,187,303
a
Passenger Airlines  — 0.7%
Jazeera Airways Co. KSCP .................. 80,121 462,087
a
Real Estate Management & Development  — 11.2%
Commercial Real Estate Co. KSC .............. 2,563,554 1,456,010
Kuwait Real Estate Co. KSC
(a)
................ 1,451,470 1,735,198
Mabanee Co. KPSC ....................... 901,154 2,867,229
National Real Estate Co. KPSC
(a)
.............. 1,850,028 640,953
Salhia Real Estate Co. KSCP ................ 738,962 926,389
United Real Estate Co. SAKP
(a)
............... 315,013 274,141
7,899,920
a
Specialty Retail  — 1.4%
Ali Alghanim Sons Automotive Co. KSCC ......... 302,479 982,202
a
Trading Companies & Distributors  — 0.5%
Integrated Holding Co. KCSC ................ 246,418 330,445
a
Wireless Telecommunication Services  — 6.3%
Kuwait Telecommunications Co. ............... 592,108 1,262,654
Mobile Telecommunications Co. KSCP .......... 1,643,939 3,176,334
4,438,988
a
Total Long-Term Investments — 99.8%
(Cost: $54,278,377) ................................. 70,089,827
a
Short-Term Securities
Money Market Funds  —  0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.58%
(b)(c)
............................ 126,197 126,197
a
Total Short-Term Securities — 0.2%
(Cost: $126,197) ................................... 126,197
Total Investments — 100.0%
(Cost: $54,404,574) ................................. 70,216,024
Liabilities in Excess of Other Assets — 0.0% ................ (11,014)
Net Assets — 100.0% ................................. $ 70,205,010
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
MSCI Kuwait ETF
2
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
  Shares
Held at
05/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency
Shares .......... $ —  $ 126,197
(a)
$ —  $ —  $ —  $ 126,197  126,197  $ 3,604  $ —
(a)
Represents net amount purchased (sold).
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ............................................................. 1 06/19/26 $ 87 $ 6,798
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 17,580,500  $ 52,509,327  $ —  $ 70,089,827
Short-Term Securities
Money Market Funds ...................................... 126,197  —  —  126,197
$ 17,706,697  $ 52,509,327  $ —  $ 70,216,024
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 6,798  $ —  $ —  $ 6,798
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI Kuwait ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2026
3
Schedule of Investments
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Common Stocks
Assets
Opening balance, as of August 31, 2025 .................................................................................... $ 1,074,142
Transfers into Level 3 ................................................................................................. —
Transfers out of Level 3
(a)
.............................................................................................. 1,074,142
Accrued discounts/premiums ............................................................................................ —
Net realized gain (loss) ................................................................................................ —
Net change in unrealized appreciation (depreciation)
(b)
........................................................................... —
Purchases ........................................................................................................ —
Sales ........................................................................................................... —
Closing balance, as of May 31, 2026 ....................................................................................... $ —
Net change in unrealized appreciation (depreciation) on investments still held at May 31, 2026
(b)
............................................... $ —
(a)
As of August 31, 2025, the Fund used significant unobservable inputs in determining the value of certain investments. As of May 31, 2026, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the fair value hierarchy.
(b)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at May 31, 2026 is generally due to investments no longer held or categorized as Level 3 at period end.